Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10‑Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10‑K for the year ended December 31, 2019 as filed with the SEC on March 30, 2020, which contains the audited financial statements and notes thereto. The financial information as of December 31, 2019 is derived from the audited financial statements presented in the Company’s Annual Report on Form 10‑K for the year ended December 31, 2019. The interim results for the three months ended March 31, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020 or for any future interim periods.

Emerging growth company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed financial statements with another public company, which is neither an emerging growth company nor an emerging growth company, which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

The preparation of the condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2020 and December 31, 2019.

Marketable securities held in Trust Account

At March 31, 2020, the assets held in the Trust Account were substantially held in money market funds, which are invested in U.S. Treasury securities. At December 31, 2019, the assets held in the Trust Account were substantially held in U.S. Treasury Bills.

Lease Agreement

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016‑02, Leases (Topic 842), followed in July 2018 by ASU 2018‑10, Codification Improvements to Topic 842 Leases, and ASU 2018‑11, Leases (Topic 842): Targeted Improvements. Under the new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The guidance was effective for all public business entities.

The Company determines if an arrangement is a lease at inception of the arrangement. Once it is determined that an arrangement is, or contains, a lease, that determination should only be reassessed if the legal arrangement is modified. Changes to assumptions such as market-based factors do not trigger a reassessment. Determining whether a contract contains a lease requires judgement. In general, arrangements are considered to be a lease when all of the following apply:

•	it conveys the right to control the use of an identified asset for a period of time in exchange for consideration;
•	we have substantially all economic benefits from the use of the asset; and
•	we can direct the use of the identified asset.

The terms of a lease arrangement determine how a lease is classified and the resulting income statement recognition. When the terms of a lease effectively transfer control of the underlying asset, the lease represents an in substance financed purchase (sale) of an asset and the lease is classified as a finance lease by the lessee and a sales-type lease by the lessor. When a lease does not effectively transfer control of the underlying asset to the lessee, but the lessor obtains a guarantee for the value of the asset from a third party, the lessor would classify a lease as a direct financing lease. All other leases are classified as operating leases.

Ordinary shares subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s condensed balance sheets.

Income taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2020 and December 31, 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

Net loss per ordinary share

Net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding for the period. Weighted average shares at March 31, 2019 were reduced for the effect of an aggregate of 978,750 ordinary shares that were subject to forfeiture if the over-allotment option was not exercised by the underwriters (see Note 9). The Company applies the two-class method in calculating earnings per share. Ordinary shares subject to possible redemption at March 31, 2020, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic net loss per ordinary share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants sold in the Initial Public Offering and the private placement to purchase 21,750,000 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants into ordinary shares is contingent upon the occurrence of future events. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the periods presented.

Reconciliation of net loss per ordinary share

The Company’s net income (loss) is adjusted for the portion of income that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted net loss per ordinary share is calculated as follows:

	Three Months Ended
	March 31,
	2020	2019
Net income (loss)	$179,260	$(15,517)
Less: Income attributable to ordinary shares subject to possible redemption	(715,207)	—
Adjusted net loss	$(535,947)	$(15,517)
Weighted average shares outstanding, basic and diluted	8,997,643	6,525,000
Basic and diluted net loss per ordinary share	$(0.06)	$(0.00)

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,”, approximates the carrying amounts represented in the accompanying condensed financial statements, primarily due to their short-term nature.

Recently issued accounting standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the accompanying condensed financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging growth company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non -emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company, which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2019.

Marketable securities held in Trust Account

At December 31, 2019, the assets held in the Trust Account were substantially held in U.S. Treasury Bills.

Ordinary shares subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Income taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Net loss per ordinary share

Net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding for the period. The Company applies the two-class method in calculating earnings per share. Ordinary shares subject to possible redemption at December 31, 2019, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic net loss per ordinary share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants sold in the Initial Public Offering and the private placement to purchase 21,750,000 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants into ordinary shares is contingent upon the occurrence of future events. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the periods presented.

Reconciliation of net loss per ordinary share

The Company’s net income is adjusted for the portion of income that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

Year Ended
December 31,
2019
Net income	$3,932,144
Less: Income attributable to ordinary shares subject to possible redemption	(4,069,302)
Adjusted net loss	$(137,158)
Weighted average shares outstanding, basic and diluted	8,410,915
Basic and diluted net loss per ordinary share	$(0.02)

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement”, approximates the carrying amounts recorded in the accompanying financial statements, primarily due to their short-term nature.

Recently issued accounting standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the accompanying financial statements.

Mafco Worldwide & Merisant
Summary of Significant Accounting Policies

2.    Summary of Significant Accounting Policies

There have been no changes in accounting policies since issuance of last annual report related to the year ended December 31, 2019.

New Accounting Guidance

In February 2016, the FASB issued new guidance that will require organizations that lease assets with lease terms of more than 12 months to recognize assets and liabilities for the rights and obligations created by those leases on their balance sheets. The new guidance will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. This guidance will be effective in fiscal year 2021, with early adoption permitted. The Business is currently evaluating the adoption date and the effect that the updated standard will have on its combined financial statements and related disclosures.

In June 2016, the FASB issued new guidance, which was subsequently amended in November 2018, which will require entities to estimate lifetime expected credit losses for trade and other receivables, net investments in leases, financing receivables, debt securities and other instruments, which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. This new guidance further clarifies that impairment of receivables from operating leases should be accounted for in accordance with existing lease accounting guidance. This guidance will be effective in fiscal year 2023. The Business is currently evaluating the effect that the new guidance will have on its combined financial statements and related disclosures.

In February 2018, the FASB issued new guidance, which was issued to address the income tax accounting treatment of the stranded tax effects within other comprehensive income as a result of the enactment of the Tax Cuts and Jobs Act (“TCJA”) on December 22, 2017, which changed the Business’ income tax rate from 35% to 21%. This new guidance changed US GAAP whereby an entity may elect to reclassify the stranded tax effect from accumulated other comprehensive income to retained earnings. The amendments may be adopted in total or in part using a full retrospective or modified retrospective method. The amendments are effective for periods beginning after December 15, 2018. Early adoption is permitted. On January 1, 2019, the Business elected to adopt this standard on a full retrospective approach and reclassified $2.1 from AOCI within net parent investment.

Subsequent Events

The Business evaluated subsequent events through May 29, 2020, the date the financial statements were issued. All events that had a material impact on the Business’ financial statements are disclosed in the notes to the combined financial statements.

2.   Summary of Significant Accounting Policies

Cash and Cash Equivalents

The Business considers all cash on hand, money market funds, and other highly liquid debt instruments with a maturity, when purchased, of three months or less to be cash and cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Business’ best estimate of the amount of probable losses in its existing accounts receivable based on historical losses and current economic conditions. Account balances are charged against the allowance when the Business believes it is probable the receivable will not be recovered. The Business does not have any off-balance sheet credit exposure related to its customers. Recoveries of accounts receivable previously offset against the allowance are recorded in the combined statements of operations when received.

Inventories

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less reasonably predicable costs of completion, disposal, and transportation. The cost of inventory is determined principally by the first in, first out method.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost or at fair value for assets acquired in a business combination. Additions, improvements, and replacements that extend asset life are capitalized. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows or over a shorter lease term, if applicable:

Land, building and building improvements	10 – 40 years
Machinery and equipment	3 – 20 years
Furniture and fixtures	3 – 10 years
Vehicles	3 – 10 years
Computers	3 – 5 years

When property and equipment are disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gains or losses are included in income from operations. Ordinary repairs and maintenance costs are charged to operating expense as incurred.

Goodwill and Intangible Assets

Goodwill represents the excess of consideration transferred over the fair value of identifiable net assets acquired. Intangible assets consist of product formulations, tradenames and customer relationships. Acquired intangibles are recorded at fair value as of the date acquired. Goodwill and other intangibles determined to have an indefinite life are not amortized, but are tested for impairment annually in the fourth quarter, or when events or changes in circumstances indicate that the assets might be impaired, such as a significant adverse change in the business climate.

When goodwill is assessed for impairment, the Business has the option to perform an assessment of qualitative factors of impairment prior to necessitating a quantitative impairment test. Qualitative factors to consider include cost factors, projected financial performance, macroeconomic conditions (including changes in interest rates and discount rates), business, contractual, legal, regulatory or other relevant events and factors affecting the reporting unit, and results from prior quantitative tests. If we elect to bypass the qualitative assessment or the Business determines that it is more likely than not that the fair value of the Business’ reporting units is less than its carrying value, a quantitative assessment is then performed utilizing both the income and market approaches to estimate the fair value of its reporting units. The income approach involves discounting future estimated cash flows. The discount rate used is the value-weighted average of the reporting unit’s estimated cost of equity and debt (“cost of capital”) derived using both known and estimated customary market metrics. The Business performs sensitivity tests with respect to growth rates and discount rates used in the income approach. In applying the market approach, valuation multiples are derived from historical and projected operating data of selected guideline companies; evaluated and adjusted, if necessary, based on the strengths and weaknesses of the reporting unit relative to the selected guideline companies; and applied to the appropriate historical and/or projected operating data to arrive at an indication of fair value. The Business weights the results of the income and market approaches equally. If the reporting unit’s carrying value exceeds its estimated fair value, then an impairment is recorded for the difference, limited to the total amount of goodwill allocated to the reporting unit. In 2019 and 2018, the Business performed a qualitative assessment for its reporting units. Based on these assessments, the Business qualitatively concluded that it was more likely than not that the fair value of its reporting units exceeded their respective carrying values and therefore, did not result in an impairment.

The annual impairment evaluations for goodwill involve significant estimates made by management. The discounted cash flow analyses require various judgmental assumptions about sales, operating margins, growth rates, and discount rates. Assumptions about sales, operating margins and growth rates are based on the Business’ budgets, business plans, economic projections, anticipated future cash flows, and marketplace data. Changes in estimates could have a material impact on the carrying amount of goodwill in future periods.

The Business typically evaluates impairment of its indefinite-lived intangible assets by first performing a qualitative assessment. As part of this assessment, the Business considers its financial performance, including projected earnings and business trends, as well as the difference between the fair value and the carrying amount from any recent fair value calculation. If after assessing the totality of events and circumstances the Business determines that it is not more likely than not that the indefinite-lived intangible assets are impaired, then the Business need not calculate the fair value of the indefinite-lived intangible assets. The Business also continues to re-evaluate the useful life of these assets to determine whether events and circumstances continue to support an indefinite useful life.

Intangible assets that are deemed to have a finite life are amortized over their estimated useful life. They are also evaluated for impairment as discussed below in “Long-Lived Assets.”

Long-Lived Assets

Long-lived assets, other than goodwill and indefinite-lived intangible assets, are tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. When such events occur, the Business compares the sum of the future undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group to the carrying amount of that long-lived asset. If this comparison indicates that there is an impairment, the carrying amount of the long-lived asset would then be reduced to the estimated fair value, which generally approximates discounted cash flows. The Business also evaluates the amortization periods of assets to determine whether events or circumstances warrant revised estimates of useful lives. The Business’ applicable long-lived assets include its property, plant and equipment and definite-lived intangible assets.

Income Taxes

Income taxes as presented herein attribute current and deferred income taxes of Flavors to the Business’ stand-alone financial statements in a manner that is systematic, rational, and consistent with the asset and liability method prescribed by ASC 740, “Income Taxes”. Accordingly, the Business’ income tax provision was prepared following the separate return method. The separate return method applies ASC 740 to the stand-alone financial statements of each member of the combined group as if the group member were a separate taxpayer and a stand-alone enterprise. As a result, actual tax transactions included in the consolidated financial statements of Flavors may not be included in the separate combined financial statements of the Business. Similarly, the tax treatment of certain items reflected in the separate combined financial statements of the Business may not be reflected in the consolidated financial statements and tax returns of Flavors; therefore, deferred tax assets and liabilities presented below, such items as net operating losses, credit carryforwards, and valuation allowances may exist in the stand-alone financial statements that may or may not exist in the consolidated financial statements of Flavors and may never be realizable or payable to taxing authorities.

The breadth of the Business’ operations and the global complexity of tax regulations require assessments of uncertainties and judgements in estimating the taxes that the Business will ultimately pay. The final taxes paid are dependent upon many factors, including negotiations with taxing authorities in various jurisdictions and resolution of disputes arising from federal, state and international tax audits in the normal course of business.

The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Deferred taxes result from differences between the financial and tax basis of the Business’ assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The taxable income (loss) of certain Mafco Worldwide and Merisant entities was included in parent consolidated tax returns, where applicable. As such, separate income tax returns were not prepared for certain of the Business’ entities. Consequently, for such entities, income taxes currently payable are deemed to have been remitted to Flavors, in cash, in the period the liability arose and income taxes currently receivable are deemed to have been received from Flavors in the period that a refund could have been recognized by the Business had it been a separate taxpayer.

As stated above in Note 1, the operations comprising the Business are in various legal entities which have no direct ownership relationship. Consequently, no provision has been made for income taxes on unremitted earnings of subsidiaries and affiliates.

The Business records any tax assessed by a governmental authority that is both imposed on and concurrent with a specific revenue-producing transaction between a seller and a customer, which may include, but is not limited to, sales, use, value added, and some excise taxes on a net basis in the accompanying combined statements of operations.

Uncertainty in Income Taxes

As part of the process of preparing its combined financial statements, the Business is required to calculate the amount of income tax in each of the jurisdictions in which it operates. On a regular basis, the amount of taxable income is reviewed by various federal, state and foreign taxing authorities. As such, the Business provides reserves, when applicable, for unrecognized tax benefits that it believes could be challenged by these taxing authorities. Uncertain income tax positions must be “more likely than not” (i.e., greater than 50% likelihood of receiving benefit) before the Business recognizes the uncertain income tax positions in the financial statements. Further, the benefit to be recorded in the financial statements is the amount most likely to be realized assuming a review by the tax authorities having all relevant information and applying current conventions.

Pension Plans

The Business has defined benefit pension plans and a defined contribution 401(k) plan, which cover certain current and former employees of the Business who meet eligibility requirements. Benefits for the defined benefit pension plans are based on years of service and, in some cases, the employee’s compensation and participation is frozen to all employees hired on or after August 1, 2017. The Business’ policy is to contribute annually the amount required pursuant to the Employee Retirement Income Security Act. The Business froze the pension plan for all participants on December 31, 2019. Certain subsidiaries of the Business outside the U.S. have retirement plans that provide certain payments upon retirement. The Business recognizes in its balance sheet the funded status of its defined benefit pension plans, measured as the difference between the fair value of the plan assets and the benefit obligation and recognizes changes in the funded status of the defined benefit pension plans as accumulated other comprehensive loss, net of tax, within net parent investment to the extent such changes are not recognized in earnings as components of periodic net benefit cost (see Note 8).

Self-Insurance

The Business is self-insured for certain workers’ compensation and group medical costs. Provisions for losses expected under these programs are recorded based on the Business’ estimates of the aggregate liabilities for the claims incurred. As of December 31, 2019 and 2018, the combined liabilities for self-insured workers compensation and group medical were $0.7 and $0.6, respectively.

Revenue Recognition

Effective January 1, 2018, the Business adopted Accounting Standards Codification (“ASC”) 606, and all related amendments, which provides updated accounting guidance on recognizing revenue. This updated accounting guidance outlines a single comprehensive model for entities to utilize to recognize revenue when they transfer goods or services to customers in an amount that reflects the consideration that will be received in exchange for the goods or services.

The Business adopted this new accounting guidance using the modified retrospective method. Results for the reporting period beginning after January 1, 2018 are presented under ASC 606, while prior period amounts continue to be reported in accordance with the Business’s historic accounting practices under previous guidance. However, given the nature of the Business’ products and the terms and conditions applicable to sales to its customers, the timing and amount of revenue recognized based on the underlying principles of ASC 606 are consistent with the Business’ revenue recognition policy under previous guidance. There was no impact to the combined balance sheets or the combined statements of operations and comprehensive income as of January 1, 2018 for the adoption of the standards update.

The Business recognizes revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Business expects to be entitled to in exchange for those goods or services. The Business made an accounting policy election to exclude from the measurement of the transaction price sales taxes and all other items of a similar nature, and also elected to account for shipping and handling activities as a fulfillment of the promise to transfer the goods. Accordingly, shipping and handling costs are included in cost of sales.

The terms and conditions of sale under the supply agreements and/or purchase orders for Merisant call for FOB Destination and FOB Origin shipping terms with its customers. The customer payment terms are usually 40 days from invoice date. The terms and conditions of sale under the supply agreements and/or purchase orders for Mafco Worldwide have various shipping terms with its customers depending upon the customer requests. The customer payment terms range from 30 – 120 days from invoice date based upon geographic location of the customer.

Merisant usually offers promotional activities (e.g. coupons, trade discounts and other promotional activities) to the customers. These variable consideration amounts are estimated for each customer based on specific arrangement/agreement, an analysis of historical volume and/or current activity with that customer. Reassessment of variable consideration estimates is done at each reporting date throughout the contract period until the uncertainty is resolved (e.g. promotional campaign is closed and settled with customer).

Historically, the Business has encountered limited instances whereby customers rejected products as a result of orders being materially inaccurate and/or products being defective. The Business is tracking the reason codes for those customer returns to understand what was the return reason. Based on that the materiality of such returns is assessed. A return reserve is calculated (based on historical data as described above) every month to record this net sales adjustment, and these adjustments have not been significant.

The following table presents the Company’s revenues disaggregated by product categories:

	2019	2018	2017
Sweeteners	$165.9	$173.8	$168.1
Licorice products	106.3	117.2	119.9
Total Product revenues, net	$272.2	$291.0	$288.0

The following table presents the Company’s revenues disaggregated by operating segment:

	2019	2018	2017
Merisant — North America	$60.0	$59.0	$57.6
Merisant — Europe, Middle East and Africa	76.0	82.0	77.9
Merisant — Asia-Pacific	17.8	17.0	15.4
Merisant — Latin America	12.1	15.8	17.2
Mafco Worldwide	106.3	117.2	119.9
Total Product revenues, net	$272.2	$291.0	$288.0

Prior to January 1, 2018, pursuant to prior accounting guidance, the Business recognized product revenue when persuasive evidence of a non-cancelable arrangement existed, products had been shipped, the price was fixed or determinable, collectability was reasonably assured, legal title and economic risk had transferred to the customer and an economic exchange had taken place. Title for product sales may pass to customers upon leaving the Business’ facilities, upon receipt at a specific destination (such as a shipping port) or upon arrival at the customer’s facilities, depending on the terms of the contractual agreements for each customer.

The Business records an allowance for doubtful accounts as an estimate of the inability of its customers to make their required payments. The determination of the allowance requires the Business to make assumptions about the future ability to collect amounts owed from customers.

Marketing Costs

The Business promotes its products with marketing activities, including advertising, consumer incentives and trade promotions. On an annual basis, advertising costs are expensed as incurred or in the year in which the related advertisement initially appears. Advertising expense was $11.9,  $16.1 and $25.1 for 2019, 2018 and 2017, respectively. As of December 31, 2019 and 2018, $0.2 and nil, respectively, of prepaid advertising is included in prepaid expenses and other assets in the accompanying combined balance sheets, primarily representing costs of advertisements that had not been released as of that date.

Consumer incentive and trade promotion activities are deducted from revenue based on amounts estimated as being or becoming due to customers and consumers at the end of a period, based principally on the Business’ historical utilization and redemption rates. These deductions are estimated and recorded upon sale of product by the Business and revised as necessary at each period end.

Fair Value of Financial Instruments

The Business measures fair value using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Business’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The carrying amounts for cash and cash equivalents, trade accounts receivable, accounts payable and accrued liabilities approximate fair value because of their short-term maturity. The fair value of foreign currency forward exchange contracts is determined based on observable market transactions of spot and forward rates on their respective dates.

Major Customers and Credit Concentration

The Business sells products to customers in the U.S. and internationally. The Business performs ongoing credit evaluations of customers, and generally does not require collateral on trade accounts receivable. Allowances are maintained for potential credit losses and such losses have been within management’s expectations.

Foreign Currency Translation

The Business has determined that the functional currency for each combined subsidiary is its local currency, except for certain entities whose functional currency is the U.S. dollar. Assets and liabilities of entities outside the U.S. are translated into U.S. dollars at the exchange rates in effect at the end of each period; income and expense items are translated at each period’s average exchange rate; and any resulting translation difference is reported and accumulated as a separate component of combined statements of net parent investment, except for any entities which may operate in highly inflationary economies. Gains and losses resulting from transactions in other than functional currencies are reflected in operating results, except for transactions of a long-term nature.

Remeasurements of European entities whose functional currency is the U.S. dollar as well as translation adjustments for entities operating in highly inflationary economies and impacts of foreign currency transactions are recognized currently in other expense (income), net. Total foreign exchange losses, net of $1.9,  $1.9 and $3.0 in 2019, 2018 and 2017, respectively, were recorded in other expense (income), net in the accompanying combined statements of operations.

Beginning January 1, 2019, the Business is required to apply highly-inflationary accounting to its Argentinian subsidiary. This accounting treatment requires a change in the subsidiary’s functional currency from the local currency (Argentinian Peso) to the parent’s reporting currency (USD). This highly-inflationary classification results from the fact that the cumulative inflation rate for the preceding 3 year period exceeded 100 percent as of June 30, 2018. When the Business changed the functional currency, it revalued the subsidiary’s financial statements as if the new functional currency (USD) were the reporting currency. Accordingly, effective January 1, 2019, all Argentinian Peso denominated monetary assets and liabilities are considered foreign currency denominated assets and liabilities and are revalued to USD (the functional currency) with remeasurement adjustments in the period recorded in the income statement. The USD will be the functional currency until the economic environment in Argentina ceases to be considered highly-inflationary. The impact of the change in the functional currency was not material for the year ended December 2019.

Derivative Financial Instruments

The Business periodically uses foreign currency forward exchange contracts to reduce the exposure of effects on net cash flows due to fluctuations in foreign currency exchange rates. The Business recognizes these derivative instruments on the balance sheet as either assets or liabilities measured at fair value, with changes in fair value recognized immediately in earnings. The foreign currency forward exchange contracts have maturities of less than one year. The effect of these forward exchange contracts were not material in 2019, 2018 and 2017.

Restructuring and Employee Termination Benefits

During 2019, 2018 and 2017, the Business adopted restructuring plans to streamline processes and realize cost savings by consolidating facilities and eliminating various positions in operations and general and administrative areas.

Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period.

During 2019, 2018 and 2017, the Business recognized employee termination benefits of $0.6,  $3.1 and $5.9, respectively, which are recorded in restructuring and other non-recurring expenses on the accompanying combined statements of operations. As of December 31, 2019, all of these charges have been paid. In addition, the Business recorded facility exit and other related costs of $0.8,  $1.9, and $3.5 during 2019, 2018, and 2017, respectively, related to Merisant, and $0.8,  $4.5 and $3.7 during 2019, 2018, and 2017, respectively, related to Mafco Worldwide, which are recorded in restructuring and other non-recurring expenses on the accompanying combined statements of operations.

Use of Estimates

The preparation of combined financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the combined financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Guidance

In February 2016, the FASB issued new guidance that will require organizations that lease assets with lease terms of more than 12 months to recognize assets and liabilities for the rights and obligations created by those leases on their balance sheets. The new guidance will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. This guidance will be effective for the Business in fiscal year 2021, with early adoption permitted. The Business is currently evaluating the adoption date and the effect that the updated standard will have on its combined financial statements and related disclosures.

In June 2016, the FASB issued new guidance, which was subsequently amended in November 2018, which will require entities to estimate lifetime expected credit losses for trade and other receivables, net investments in leases, financing receivables, debt securities and other instruments, which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. This new guidance further clarifies that impairment of receivables from operating leases should be accounted for in accordance with existing lease accounting guidance. This guidance will be effective for the Business in fiscal year 2023. The Business is currently evaluating the effect that the new guidance will have on its combined financial statements and related disclosures.

In February 2018, the FASB issued new guidance, which was issued to address the income tax accounting treatment of the stranded tax effects within other comprehensive income as a result of the enactment of the Tax Cuts and Jobs Act (“TCJA”) on December 22, 2017, which changed the Business’ income tax rate from 35% to 21%. This new guidance changed US GAAP whereby an entity may elect to reclassify the stranded tax effect from accumulated other comprehensive income to retained earnings. The amendments may be adopted in total or in part using a full retrospective or modified retrospective method. The amendments are effective for periods beginning after December 15, 2018. Early adoption is permitted. On January 1, 2019, the Business elected to adopt this standard on a full retrospective approach and reclassified $2.1 from AOCI to net parent investment.

In December 2019, the FASB issued new guidance that enhances and simplifies various aspects of the income tax accounting guidance in U.S. GAAP. This standard is effective for annual periods and interim periods beginning after December 15, 2020, with early adoption permitted. As of December 31, 2019, the Business has not adopted this guidance; however, the adoption is not expected to have a material impact on the Business’ combined financial statements.

Subsequent Events

The Business evaluated subsequent events through the date the financial statements were issued. All events that had a material impact on the Business’ financial statements are disclosed in the notes to the combined financial statements.

The outbreak of the COVID‑19 coronavirus has been declared a pandemic by the World Health Organization and continues to spread across many of the countries in which the Business operates. The Business is following the guidelines provided by the various governmental entities in the jurisdictions where it operates and is taking additional measures to protect its employees. The Business is executing a comprehensive set of actions to prudently manage its resources, while ensuring continued product supply to its customers. While the Business is currently experiencing relatively stable consumer and customer demand for its products and has no supply disruptions, potential impacts from COVID‑19 could be considered triggering events that may require us to perform impairment assessments of goodwill and other intangible assets in fiscal 2020, and those impairments could be material.